Debt - Senior Secured Notes (Details) - USD ($)				6 Months Ended		12 Months Ended
	Apr. 10, 2019	Nov. 14, 2018	Nov. 01, 2018	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017	Oct. 10, 2018	Jul. 02, 2018	May 09, 2018
Debt Instrument [Line Items]
Repayments of debt				$ 83,000,000	$ 153,000,000	$ 34,000,000	$ 754,000,000
Interest expense on debt				237,000,000	$ 37,000,000	440,000,000	286,000,000
Total debt principal				7,086,000,000		6,759,000,000
Sale of West Rigel
Debt Instrument [Line Items]
Fair value of consideration received							126,000,000
Exploration and production equipment | Sale of West Rigel
Debt Instrument [Line Items]
Fair value of consideration received										$ 126,000,000
Secured Debt | Senior Secured Notes
Debt Instrument [Line Items]
Debt, face amount									$ 880,000,000
Debt instrument, interest rate (as percent)									12.00%
Stated interest rate, cash portion (as a percent)					4.00%				4.00%
Stated interest rate, paid-in-kind portion (as a percent)					8.00%				8.00%
Compounded paid-in-kind interest									$ 10,000,000
Repayments of debt	$ 342,000,000	$ 100,000	$ 121,000,000
Interest expense on debt			$ 5,000,000	50,000,000	$ 0	66,000,000	$ 0
Tender offer, aggregate repurchase amount								$ 56,000,000
Repurchased principal amount	311,000,000
Purchase premium and accrued interest included in debt repayment	$ 31,000,000
Premium percentage	7.00%
Total debt principal	$ 476,000,000			$ 769,000,000		$ 476,000,000